Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended	113 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Quant Solutions Large-Cap Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		30.87%	13.00%			11.17%
PGIM Quant Solutions Large-Cap Core Fund - Class - C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		36.45%	13.46%			10.98%
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		38.82%	14.56%			12.08%
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		39.00%	14.70%	13.72%
PGIM Real Estate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		34.73%	3.03%		4.75%
PGIM Real Estate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		40.57%	3.42%		4.60%
PGIM Real Estate Income Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		43.11%	4.48%		5.67%
PGIM Real Estate Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		42.84%	4.46%	6.54%
PGIM Select Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		25.98%	3.06%			5.88%
PGIM Select Real Estate Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		31.33%	3.48%			5.68%
PGIM Select Real Estate Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		33.56%	4.50%			6.74%
PGIM Select Real Estate Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		33.63%	4.57%			6.77%
PGIM Absolute Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		5.07%	2.52%			2.79%
PGIM Absolute Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		6.85%	2.43%			2.35%
PGIM Absolute Return Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.84%	3.46%			3.39%
PGIM Absolute Return Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		9.06%	3.56%			3.45%
Without Sales Load [Member] | PGIM Quant Solutions Large-Cap Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		38.49%	14.29%			11.80%
Without Sales Load [Member] | PGIM Quant Solutions Large-Cap Core Fund - Class - C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		37.45%	13.46%			10.98%
Without Sales Load [Member] | PGIM Real Estate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		42.57%	4.21%		5.38%
Without Sales Load [Member] | PGIM Real Estate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		41.57%	3.42%		4.60%
Without Sales Load [Member] | PGIM Select Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		33.31%	4.24%			6.48%
Without Sales Load [Member] | PGIM Select Real Estate Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		32.33%	3.48%			5.68%
Without Sales Load [Member] | PGIM Absolute Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		8.60%	3.20%			3.13%
Without Sales Load [Member] | PGIM Absolute Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		7.85%	2.43%			2.35%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02% [1]	15.27% [1]	14.66% [1]	13.19% [1]	13.00%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		10.55%	(0.23%)			1.49%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	27.62%	0.20%	3.30%	3.09%
FTSE EPRA/NAREIT Developed Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent		28.46%	(0.15%)			2.86%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		5.39%	2.36%			1.69%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities Index (20%).